Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Structured entities
Total on-balance sheet exposures	$ 58,635	$ 59,271
Total notional amounts of off-balance sheet exposures	17,199	14,476
Maximum exposure to loss	75,834	73,747
Size of structured entities	172,933	216,828
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	3,427	2,568
Investment securities
Structured entities
Total on-balance sheet exposures	6,538	4,996
Loans
Structured entities
Total on-balance sheet exposures	48,615	51,619
Other financial assets
Structured entities
Total on-balance sheet exposures	55	68
Assets held for sale
Structured entities
Total on-balance sheet exposures		20
Investment in third party mortgage and other asset-backed securities
Structured entities
Total on-balance sheet exposures	7,975	7,464
Maximum exposure to loss	7,975	7,464
Size of structured entities	71,193	69,883
Investment in third party mortgage and other asset-backed securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,436	2,467
Investment in third party mortgage and other asset-backed securities | Investment securities
Structured entities
Total on-balance sheet exposures	6,538	4,996
Investment in third party mortgage and other asset-backed securities | Other financial assets
Structured entities
Total on-balance sheet exposures	1	1
Financing to securitisation vehicles
Structured entities
Total on-balance sheet exposures	26,176	28,852
Total notional amounts of off-balance sheet exposures	9,269	7,051
Maximum exposure to loss	35,445	35,903
Size of structured entities	35,445	35,903
Financing to securitisation vehicles | Loans
Structured entities
Total on-balance sheet exposures	26,176	28,852
Group managed funds
Structured entities
Total on-balance sheet exposures	56	88
Total notional amounts of off-balance sheet exposures		14
Maximum exposure to loss	56	102
Size of structured entities	16,352	65,602
Group managed funds | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2	1
Group managed funds | Other financial assets
Structured entities
Total on-balance sheet exposures	54	67
Group managed funds | Assets held for sale
Structured entities
Total on-balance sheet exposures		20
Interest in other structured entities
Structured entities
Total on-balance sheet exposures	24,428	22,867
Total notional amounts of off-balance sheet exposures	7,930	7,411
Maximum exposure to loss	32,358	30,278
Size of structured entities	49,943	45,440
Interest in other structured entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,989	100
Interest in other structured entities | Loans
Structured entities
Total on-balance sheet exposures	$ 22,439	$ 22,767